Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventories [Abstract]
Lubricants	$ 8,106	$ 6,853
Bunkers	8,585	7,515
Total	$ 16,691	$ 14,368